Income Tax and social contribution and Other Taxes (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Income Tax and social contribution and Other Taxes
Provision for tax, civil and labor risks		R$ 5,105	R$ 3,884
Provision for investments losses		0	80
Provision for personal bonuses		21,849	23,144
Provision for other expenses	[1]	46,029	37,249
IFRS 16 adjustments		7,969	6,112
Provisions for expected credit losses		2,329	3,390
Tax credit - spin-off	[2]	338,753	0
Total		R$ 422,034	R$ 73,859

[1]	Refers substantially to accruals related to accounts payable and transfers costs to debit and credit cards brands.
[2]	Refers tax credit related the spin-off. See note 1 “The spin-off of Getnet from Banco Santander (Brasil) S.A.” for further details.